Share-based Payments Arrangement - SENAO's Outstanding Stock Options (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	5,318,000	5,926,000	6,587,000
Number of options, Options forfeited	(5,318,000)	(608,000)	(661,000)
Number of options, Options outstanding at end of the year	0	5,318,000	5,926,000
Number of options, Options exercisable at end of the year	0	5,318,000	5,926,000
Weighted-average exercise price, Options outstanding at beginning of the year	$ 66.20	$ 70.70	$ 76.10
Weighted-average exercise price, Options outstanding at end of the year	0	66.20	70.70
Weighted-average exercise price, Options exercisable at end of the year	$ 0	$ 66.20	$ 70.70